Stock-Based Compensation Plan - Summary of Stock Option Activity (Details) - Surrozen Inc - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	6,093,611	4,091,000
Number of Options Granted	3,094,625	2,600,000
Number of Options Exercised	(720,531)	(407,000)
Number of Options Cancelled	(38,516)	(190,000)
Number of Options Outstanding, Ending Balance	8,429,189	6,093,611	4,091,000
Number of Options Options outstanding and exercisable	8,429,189	6,094,000
Number of Options Options vested and expect to vest	8,429,189	6,094,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.40	$ 0.17
Weighted Average Exercise Price Granted	1.85	0.76
Weighted Average Exercise Price Exercised	0.40	0.44
Weighted Average Exercise Price Cancelled	0.85	0.31
Weighted Average Exercise Price Outstanding, Ending Balance	0.93	0.40	$ 0.17
Weighted Average Exercise Price Options outstanding and exercisable	0.93	0.40
Weighted Average Exercise Price Options vested and expect to vest	$ 0.93	$ 0.40
Weighted Average Remaining Contractual Life (In Years)	8 years 7 months 6 days	8 years 5 months 4 days	8 years 7 months 28 days
Weighted Average Remaining Contractual Life (In Years) Options outstanding and exercisable	8 years 7 months 6 days	8 years 5 months 4 days
Weighted Average Remaining Contractual Life (In Years) Options vested and expect to vest	8 years 7 months 6 days	8 years 5 months 4 days
Aggregate Intrinsic Value	$ 7,332	$ 7,868
Aggregate Intrinsic Value Options outstanding and exercisable	7,332	7,868
Aggregate Intrinsic Value Options vested and expect to vest	$ 7,332	$ 7,868